Containers And Fixed Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016 [1]
Property Plant And Equipment [Abstract]
Trading containers	$ 10,752	$ 4,363
Containers held for sale	$ 22,089	$ 25,513

[1]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.